CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	7,623,227	7,579,995	6,467,066
Common Stock, Shares, Outstanding	7,623,227	7,579,995	6,467,066
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	200,000	200,000	200,000
Preferred Stock, Shares Issued	105,000	105,000	110,000
Preferred Stock, Shares Outstanding	105,000	105,000	110,000